UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2000

              Check here if Amendment: [_]; Amendment Number: ____

                        This Amendment (Check only one):
                                [_] is a restatement.
                                [_] adds new holdings entries.


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     WYNNEFIELD CAPITAL MANAGEMENT, LLC*
ADDRESS:  450 SEVENTH AVENUE - SUITE 509, NEW YORK, NEW YORK 10123


FORM 13F FILE NUMBER: 28-7006
==============================================================================

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:      JOSHUA H. LANDES
TITLE:     MEMBER, GENERAL PARTNER
PHONE:     (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/Joshua H. Landes
-----------------------
New York, New York
November 13, 2000

Report Type (Check one only):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $155,121,000

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.1:
        Name:  Wynnefield Capital, Inc.
        Form 13F File Number 28-7006

                                                     FORM 13F INFORMATION TABLE


     Column 1            Column 2      Column 3   Column 4          Column 5        Column 6     Column 7          Column 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                  Fair Market
                                                    Value     Shrs or  SH/  Put/   Investment     Other        Voting Authority
  Name of Issuer      Title of Class    CUSIP     (x$1000)    Prn Amt  PRN  Call   discretion    Managers    Sole   Shared   None
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

ADE Corp. Mass        COM              00089C107  370         18,150   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Airgas Inc.           COM              009363102  2,666       391,400  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Airnet Sys Inc.       COM              009417106  114         25,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Ambassadors Intl      COM              023178106  4,507       241,200  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
American Italian      CL A             027070101  317         16,500   SH          SOLE          Filer +     SOLE
Pasta Co.                                                                                        No. 1
Ampal Amern Israel    CL A             032015109  923         70,000   SH          SOLE          Filer +     SOLE
Corp.                                                                                            No. 1
Armor Holdings Inc.   COM              042260109  941         62,700   SH          SOLE          Filer +     SOLE
Corp.                                                                                            No. 1
Assisted Living       COM              04543L109  125         200,000  SH          SOLE          Filer +     SOLE
Concepts Inc.                                                                                    No. 1
Audiovox Corp.        CL A             050757103  279         18,600   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Autotote Corp.        CL A             053323101  985         250,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Avalon Holdings       CL A             05343P109  59          19,400   SH          SOLE          Filer +     SOLE
Corp.                                                                                            No. 1
Aviall Inc. New       COM              05366B102  2,575       400,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
B I Incorporated      COM NEW          055467203  2,852       352,325  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
BTG Inc.              COM              05576J101  550         65,700   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Baker J Inc.          COM              057232100  4,059       902,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Baker J Inc.          SUB NT           057232AA8  266         350,000  PRN         SOLE          Filer +     SOLE
                      CONV                                                                       No. 1
                      7% 02
Barrett Business      COM              068463108  3,375       675,000  SH          SOLE          Filer +     SOLE
Services Inc.                                                                                    No. 1
Beverly Enterprises   COM NEW          087851309  416         70,000   SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Blonder Tongue Labs   COM              093698108  1,543       257,200  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1


TOTAL                                             $26,922     4,385,175
                                                  -------     ---------


     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

CH Energy Group Inc.  COM              12541M102  399         10,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
CTB Intl Corp.        COM              125960104  5,002       672,500  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
CTN Media Group Inc.  COM              12643W107  402         63,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Cascade Corp.         COM              147195101  467         30,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Channell Coml Corp.   COM              159186105  1,023       78,700   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Commonwealth Tel      COM              203349105  2,996       81,375   SH          SOLE          Filer +     SOLE
Enterprises                                                                                      No. 1
Connectiv Inc.        COM              206829103  358         20,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Continental           COM              211497102  35          34,000   SH          SOLE          Filer +     SOLE
Information Sys New                                                                              No. 1
Corning Inc.          COM              219350105  2,079       7,000    SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Crestline Cap Corp.   COM              226153104  1,505       75,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Crown Crafts Inc.     COM              228309100  412         387,700  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Crown Group Inc.      COM              228359105  137         29,200   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Dal-Tile Intl Inc     COM              23426R108  253         20,200   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Dan Riv Inc GA        CL A             235774106  216         50,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Delta & Pine Ld Co    COM              247357106  6,512       253,500  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Denali Inc.           COM              248221103  52          50,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Ducommun Inc Del      COM              264147109  1,785       126,900  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Dwyer Group Inc.      COM              267455103  38          15,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Ellis Perry Intl      COM              288853104  1,575       200,000  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Entertainment Pptys   COM SH           29380T105  372         35,000   SH          SOLE          Filer +     SOLE
Tr                    BEN INT                                                                    No. 1
Farrel Corp. NEW      COM              311667109  87          64,700   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Find SVP Inc.         COM NEW          317718302  25          26,300   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
First Aviation Svcs   COM              31865W108  9,455       1,879,392SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Foster L B Co.        COM              350060109  124         36,200   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Full Line Distrs      COM              35967N106  58          47,500   SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
G-III Apparel Group   COM              36237H101  1,463       207,132  SH          SOLE          Filer +     SOLE
Ltd                                                                                              No. 1



TOTAL                                             $36,830     4,500,299
                                                  -------     ---------


     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

Gatx Corp.            COM              361448103  2,094       50,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
General               CL A             369385109  5,028       702,640  SH          SOLE          Filer +     SOLE
Communication Inc.                                                                               No. 1
Genzyme Corp          COM              372917609  148         20,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
GTSI Corp             COM              36238K103  339         104,175  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Hansen Nat Corp       COM              411310105  141         26,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Harsco Corp           COM              415864107  1,103       50,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Healthgate Data Corp  COM              42222H106  27          25,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Hello Direct Inc.     COM              423402106  2,563       250,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
ICO Hldgs Inc.        COM              449293109  980         490,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
IT Group Inc.         COM              465266104  570         120,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
JPS Packaging Co.     COM              46623H102  793         176,250  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Jo-Ann Stores Inc.    CL B             47758P208  1,173       182,200  SH          SOLE          Filer +     SOLE
                      NON-VTG                                                                    No. 1
Key3Media Group Inc.  COM              49326R104  4,277       391,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Keystone Automotive   COM              49338N109  1,059       220,000  SH          SOLE          Filer +     SOLE
Inds Inc.                                                                                        No. 1
Labone Inc. New       COM              50540L105  514         60,000   SH          SOLE          Filter +    SOLE
                                                                                                 No. 1
Ladish Inc.           COM NEW          505754200  3,783       291,017  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Layne Christensen     COM              521050104  1,581       401,500  SH          SOLE          Filer +     SOLE
Co.                                                                                              No. 1
Marisa Christina      COM              570268102  56          52,600   SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Monmouth Cap Corp.    COM              609524103  76          30,275   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Monro Muffler Brake   COM              610236101  4,073       374,500  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1

TOTAL                                             $30,378     4,017,157
                                                  -------     ---------


     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

Morton Industrial    CL A              619328107  388         113,010  SH          SOLE          Filer +     SOLE
Group                                                                                            No. 1
Niagara Corp.        COM               653349100  1,238       335,619  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Novel Denim Holdgs   ORD               G6674P109  320         40,000   SH          SOLE          Filer +     SOLE
Ltd                                                                                              No. 1
OPTI Inc.            COM               683960108  54          10,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Opticare Health      COM               68386P105  236         343,005  SH          SOLE          Filer +     SOLE
Sys Inc.                                                                                         No. 1
PBOC Hldgs Inc.      COM               69316G108  1,497       178,800  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
PMR Corp.            COM               693451106  49          21,600   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Packaged Ice Inc.    COM               695148106  68          24,700   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Petroquest Energy    COM               716748108  72          22,100   SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Phoenix Gold Intl    COM               719068108  754         415,950  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Pilgrims Pride       CL B              721467108  305         44,300   SH          SOLE          Filer +     SOLE
Corp.                                                                                            No. 1
Pricesmart Inc.      COM               741511109  11,625      300,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Printrak Intl Inc.   COM               742574106  848         71,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
RCN Corp.            COM               749361101  293         14,150   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Rankin Automotive    COM               753050103  36          52,575   SH          SOLE          Filer +     SOLE
Group Inc.                                                                                       No. 1
Scheid Vineyards     CL A              806403101  375         100,000  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Sequa Corporation    CL A              817320104  3,188       75,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Sequa Corporation    CL B              817320203  434         7,300    SH          SOLE          Filer +     SOLE
                                                                                                 No. 1

TOTAL                                             $21,780     2,169,109
                                                  -------     ---------


     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

Simon Transn Svcs     CL A             828813105  1,992       322,000  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Six Flags Inc.        COM              83001P109  1,550       100,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
SOS Staffing Svcs     COM              78462X104  506         200,000  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
Specialty Catalog     COM              84748Q103  1,337       534,699  SH          SOLE          Filer +     SOLE
Corp.                                                                                            No. 1
Sunsource Inc.        COM              867948101  158         40,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Sylvan Inc.           COM              871371100  10,237      1,063,586SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Syntellect Inc.       COM              87161L105  2,248       250,600  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Tasty Baking Co.      COM              876553306  4,355       409,861  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Tropical Sportswear   COM              89708P102  1,713       100,000  SH          SOLE          Filer +     SOLE
Intl. Corp.                                                                                      No. 1
U.S. Home & Garden    COM              902939107  206         110,000  SH          SOLE          Filer +     SOLE
Inc.                                                                                             No. 1
U.S. Liquids Inc.     COM              902974104  448         119,400  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
U.S. Inds Inc.  New   COM              912080108  2,186       220,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
United Indl Corp.     COM              910671106  361         33,200   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Ventas Inc.           COM              92276F100  2,025       405,000  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Vitech Amer Inc.      COM              928489103  1,163       300,109  SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Water Pik             COM              94113U100  823         84,950   SH          SOLE          Filer +     SOLE
Technologies Inc.                                                                                No. 1
West Pharmaceutical   COM              955306105  1,277       54,942   SH          SOLE          Filer +     SOLE
Svsc Inc.                                                                                        No. 1
Westmoreland Coal     COM              960878106  3,904       761,700  SH          SOLE          Filer +     SOLE
Co.                                                                                              No. 1
Westmoreland Coal     PFD DP           960878304  1,644       82,200   SH          SOLE          Filer +     SOLE
Co.                   A CV1/4                                                                    No. 1
Weston Roy F Inc.     CL A             961137106  140         38,000   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Woodhead Inds Inc.    COM              979438108  820         39,400   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1
Zany Brainy Inc.      COM              98906Q101  118         61,648   SH          SOLE          Filer +     SOLE
                                                                                                 No. 1

TOTAL                                             $39,211     5,331,295
                                                  -------     ---------


GRAND TOTAL                                       $155,121    20,403,035
                                                  ========    ==========



________________

*It should be noted that all prior filings on and amendments to Form 13F by the Reporting Manager, Wynnefield Capital Management, LLC, have been filed under the name and Central Index Key number for Wynnefield Partners Small Cap Value, L.P. From the date of this Form 13F forward, all filings by the Reporting Manager with the Securities and Exchange Commission will be made under the name and Central Index Key number for Wynnefield Capital Management, LLC.


